SCHEDULE OF DUE FROM RELATED PARTY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Total due from related party		$ 81,756	$ 76,467
Sheng Ying Xin Beijing Film Industry Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related party		46,416
Beijing Zhiping Science And Technology Development Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related party		30,214
Any trust Information Technology Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related party		$ 5,126